DISCLOSURE OF OTHER INFORMATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Depreciation and amortization	$ 661,068	$ 507,029	$ 489,760
Staff expenses	717,548	697,833	651,371
Total	4,744,095	4,274,496	3,681,603
Total	693,039	922,226	682,996
Fees (legal and technical advisors)	14,398	10,478	8,466
Maintenance and repair	11,076	12,585	1,700
Total	624,326	613,608	577,147
Cost Of Sales [Member]
Statement [Line Items]
Timber	1,068,662	859,811	773,732
Forestry labor costs and other services	692,518	623,902	554,460
Depreciation and amortization	535,244	408,248	401,672
Depreciation for right of use	28,082	40,539	43,284
Maintenance costs	355,389	319,100	261,143
Chemical costs	649,413	712,331	546,048
Sawmill costs	122,748	117,786	113,592
Other raw materials	285,828	315,078	243,882
Other Indirect costs	233,903	169,423	127,751
Energy and fuel	275,732	243,986	201,949
Cost of electricity	65,191	46,902	36,927
Staff expenses	431,385	417,390	377,163
Total	4,744,095	4,274,496	3,681,603
Distribution cost [Member]
Statement [Line Items]
Depreciation for right of use	1,184	2,975	2,291
Selling costs	41,966	37,652	38,467
Commissions	15,400	12,607	14,566
Insurance	7,186	6,813	4,236
Provision for doubtful accounts	3,094	(462)	758
Other selling costs	16,286	18,694	18,907
Shipping and freight costs	651,073	884,574	644,529
Port services	61,802	69,478	52,132
Freights	528,218	743,590	555,357
Shipping internment, warehousing, stowage, customs and other costs	59,869	68,531	34,749
Total	693,039	922,226	682,996
Administrative expenses [Member]
Statement [Line Items]
Depreciation and amortization	43,075	33,155	34,771
Depreciation for right of use	7,361	7,103	7,061
Staff expenses	245,822	255,378	248,079
Insurance	54,173	26,009	23,749
Marketing, advertising, promotion and publications expenses	14,542	16,105	12,601
Computer services	37,859	39,827	32,614
Lease of offices, other property and vehicles	7,854	5,079	5,264
Donations, contributions, scholarships	10,983	11,510	9,264
Fees (legal and technical advisors)	35,831	34,322	38,124
Property taxes, city permits and rights	32,639	27,410	24,522
Cleaning services, security services and transportation	28,381	31,069	33,336
Third-party variable services (maneuvers, logistics)	38,537	54,547	44,325
Basic services (electricity, telephone, water)	7,323	6,044	4,605
Maintenance and repair	6,933	7,926	8,040
Seminars, courses, training materials	2,637	3,498	2,908
Travels, clothing and safety equipment, environmental expenses, audits and others	50,376	54,626	47,884
Total	$ 624,326	$ 613,608	$ 577,147